EMPLOYEES' RETIREMENT PLANS (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
EMPLOYEES' RETIREMENT PLANS [Abstract]
Pension Contributions	$ 366,741	$ 350,536	$ 334,152
Employer contributions	$ 47,903	$ 37,501	$ 29,628